Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Issued common shares at beginning of period	83,730,875	72,718,706	77,961,151	71,218,706
Effect of shares issued	20,707	1,980,091	3,130,375	1,464,118
Weighted average number of common shares outstanding - basic	83,751,582	74,698,797	81,091,526	72,682,824
Weighted average number of shares outstanding - diluted	83,751,582	74,698,797	81,091,526	72,682,824